Document and Entity Information	Sep. 24, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	WEYCO GROUP, INC.
Entity Incorporation, State or Country Code	WI
Entity File Number	0-9068
Entity Tax Identification Number	39-0702200
Entity Address, Address Line One	333 W. Estabrook Blvd.
Entity Address, City or Town	G
Entity Address State Or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	908-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $1.00 par value per share
Trading Symbol	WEYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000106532
Amendment Flag	false